Inventories (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories
Raw material	¥ 73,767		¥ 65,575		¥ 117,845
Work in process	1,095		2,999		2,690
Finished goods	111,364		113,998		102,784
Total	¥ 186,226	$ 25,682	¥ 182,572	$ 25,178	¥ 223,319